Summary Prospectus Supplement	August 29, 2016

Putnam Retirement Income Fund Lifestyle 1
Summary Prospectus dated November 30, 2015

The fund will offer class R6 shares to employer-sponsored retirement plans beginning on September 1, 2016. The prospectus is supplemented as follows to add information about class R6 shares.

The front cover page is supplemented to add class R6 shares to the list of shares to which the prospectus relates, and to indicate that the fund’s symbol for class R6 shares is pending.

Effective September 1, 2016, the sub-sections Shareholder fees, Annual fund operating expenses and Example in the section Fees and expenses will be deleted in their entirety and replaced as indicated below:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as
	imposed on purchases (as a	a percentage of original purchase price or
Share class	percentage of offering price)	redemption proceeds, whichever is lower)

Class A	4.00%	1.00%*

Class B	NONE	5.00%**

Class C	NONE	1.00%***

Class M	3.25%	NONE

Class R	NONE	NONE

Class R6	NONE	NONE

Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.61%=	0.58%	1.44%	(0.43)%	1.01%

Class B	0.00%	1.00%	0.61%=	0.58%	2.19%	(0.43)%	1.76%

Class C	0.00%	1.00%	0.61%=	0.58%	2.19%	(0.43)%	1.76%

Class M	0.00%	0.50%	0.61%=	0.58%	1.69%	(0.43)%	1.26%

Class R	0.00%	0.50%	0.61%=	0.58%	1.69%	(0.43)%	1.26%

Class R6	0.00%	N/A	0.48%<	0.58%	1.06%	(0.43)%	0.63%

Class Y	0.00%	N/A	0.61%=	0.58%	1.19%	(0.43)%	0.76%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.

302362 8/16

@ Restated to reflect investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$499	$797	$1,116	$2,020

Class B	$679	$944	$1,335	$2,300

Class B (no redemption)	$179	$644	$1,135	$2,300

Class C	$279	$644	$1,135	$2,490

Class C (no redemption)	$179	$644	$1,135	$2,490

Class M	$449	$800	$1,174	$2,223

Class R	$128	$491	$877	$1,962

Class R6	$64	$294	$543	$1,255

Class Y	$78	$335	$613	$1,405

________________________________

Effective September 1, 2016, Putnam Government Money Market Fund will replace Putnam Money Market Fund as an underlying fund for Putnam Retirement Income Fund Lifestyle 1. As a result, effective September 1, 2016, all references to Putnam Money Market Fund are removed and replaced with references to Putnam Government Money Market Fund.

Summary Prospectus Supplement	August 1, 2016

Putnam Retirement Income Fund Lifestyle 1

Summary Prospectus dated November 30, 2015

Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total		Total annual fund
		Distribution		fund fees	annual fund	Expense	operating expenses
Share	Manage-	and service	Other	and	operating	reimburse-	after expense
class	ment fees	(12b-1) fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.61%	0.58%	1.44%	(0.43)%	1.01%

Class B	0.00%	1.00%	0.61%	0.58%	2.19%	(0.43)%	1.76%

Class C	0.00%	1.00%	0.61%	0.58%	2.19%	(0.43)%	1.76%

Class M	0.00%	0.50%	0.61%	0.58%	1.69%	(0.43)%	1.26%

Class R	0.00%	0.50%	0.61%	0.58%	1.69%	(0.43)%	1.26%

Class Y	0.00%	N/A	0.61%	0.58%	1.19%	(0.43)%	0.76%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$499	$797	$1,116	$2,020

Class B	$679	$944	$1,335	$2,300

Class B (no redemption)	$179	$644	$1,135	$2,300

Class C	$279	$644	$1,135	$2,490

Class C (no redemption)	$179	$644	$1,135	$2,490

Class M	$449	$800	$1,174	$2,223

Class R	$128	$491	$877	$1,962

Class Y	$78	$335	$613	$1,405

Effective September 1, 2016, Putnam Government Money Market Fund will replace Putnam Money Market Fund as an underlying fund for Putnam Retirement Income Fund Lifestyle 1. As a result, effective September 1, 2016, all references to Putnam Money Market Fund are removed and replaced with references to Putnam Government Money Market Fund.

302105 8/16

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PRMAX	PRMLX	PRMCX	PRMMX	PRMKX	PRMYX

Putnam Retirement Income Fund Lifestyle 1

Summary prospectus

11 | 30 | 15

A world of investing.®

Putnam INVESTMENTS

Putnam Retirement Income Fund Lifestyle 1

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 11/30/15, are incorporated by reference into this summary prospectus.

Goal

Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 89 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	4.00%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.25%	NONE
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.00%	0.25%	0.43%	0.70%	1.38%	(0.43)%	0.95%
Class B	0.00%	1.00%	0.43%	0.70%	2.13%	(0.43)%	1.70%
Class C	0.00%	1.00%	0.43%	0.70%	2.13%	(0.43)%	1.70%
Class M	0.00%	0.50%	0.43%	0.70%	1.63%	(0.43)%	1.20%
Class R	0.00%	0.50%	0.43%	0.70%	1.63%	(0.43)%	1.20%
Class Y	0.00%	N/A	0.43%	0.70%	1.13%	(0.43)%	0.70%

    *  Applies only to certain redemptions of shares bought with no initial sales charge.

  **  This charge is phased out over six years.

 ***  This charge is eliminated after one year.

   #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$493	$779	$1,086	$1,955
Class B	$673	$926	$1,305	$2,237
Class B (no redemption)	$173	$626	$1,105	$2,237
Class C	$273	$626	$1,105	$2,428
Class C (no redemption)	$173	$626	$1,105	$2,428
Class M	$443	$782	$1,144	$2,160
Class R	$122	$472	$846	$1,897
Class Y	$72	$316	$581	$1,336

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 39%.

Investments, risks, and performance

Investments

The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

The following table presents your fund’s approximate asset allocations as of November 30, 2015.

Underlying Fund*
Putnam Dynamic Asset Allocation Conservative Fund	34.0%
Putnam Money Market Fund	6.0%
Putnam Absolute Return 500 Fund	30.0%
Putnam Absolute Return 300 Fund	21.0%
Putnam Absolute Return 100 Fund	9.0%
Equity**	25.0%
Fixed Income**	75.0%

    *  Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

  **  Equity and fixed income allocations are hypothetical estimates based on Putnam Dynamic Asset Allocation Conservative Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, and Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will make gradual withdrawals from the fund. More information about the underlying funds is available in each of those funds’ prospectuses.

Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds:

The value of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Default risk is generally higher for non-qualified mortgages. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ending 12/31/14)

Share class	1 year	5 years	10 years
Class A before taxes	0.24%	3.50%	2.65%
Class A after taxes on distributions	–0.65%	2.78%	1.44%
Class A after taxes on distributions and sale of fund shares	0.24%	2.46%	1.66%
Class B before taxes	–1.34%	3.21%	2.45%
Class C before taxes	2.65%	3.56%	2.31%
Class M before taxes	0.76%	3.31%	2.31%
Class R before taxes	4.15%	4.08%	2.81%
Class Y before taxes	4.67%	4.60%	3.33%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%
S&P 500 Index (no deduction for fees, expenses or taxes)	5.97%	4.45%	4.71%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

This page intentionally left blank.

This page intentionally left blank.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NP099 297469 11/15 Putnam Retail Management